Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Amount
US$
(Unaudited)
July 1, 2017 - June 30, 2018	5,687,477
July 1, 2018 - June 30, 2019	3,699,424
July 1, 2019 - June 30, 2020	648,034
July 1, 2020 - June 30, 2021	448,408
July 1, 2021 and thereafter	1,101,269

Total	11,584,612

Schedule of Capital Lease Obligations
Amount
US$
(Unaudited)
July 1, 2017 - June 30, 2018	6,095,420
July 1, 2018 - June 30, 2019	6,095,420
July 1, 2019 - June 30, 2020	5,020,802
July 1, 2020 - June 30, 2021	4,811,602
July 1, 2021 and thereafter	—
Total minimum lease payments	22,023,244
Less interest	(4,616,803)
Capital lease obligations	17,406,441
Current maturities of capital lease obligations	(4,313,809)
Long-term capital lease obligations	13,092,632

Schedule of Outstanding Commitments
Amount
US$
(Unaudited)
July 1, 2017 - June 30, 2018	531,753,204
July 1, 2018 - June 30, 2019	326,020,438
July 1, 2019 - June 30, 2020	60,539,489
July 1, 2020 - June 30, 2021	3,699,504
July 1, 2021 and thereafter	17,139

Total	922,029,774